Schedule of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Loans receivable, gross	$ 51,138	$ 61,293
Less: Deferred loan fees	(1,273)	(1,772)
Less: Deposits	(867)	(1,056)
Plus: Deferred origination costs	257	360
Less: Allowance for credit losses	(868)	(695)
Loans receivable, net	$ 48,387	$ 58,130	$ 56,650